Segment Reporting - Summary of Segment Reporting Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Revenues:
Revenues from services	¥ 185,581	$ 27,707	¥ 164,414
Revenues from sales of products	80,789	12,061	69,488
Total revenues	266,370	39,768	233,902
Cost of revenues:	(96,188)	(14,361)	(66,731)
Gross profit	170,182	$ 25,407	167,171
Central laboratory business
Revenues:
Revenues from services	152,808		154,560
Revenues from sales of products	0		0
Total revenues	152,808		154,560
Cost of revenues:	(44,659)		(40,667)
Gross profit	108,149		113,893
In-hospital business
Revenues:
Revenues from services	2,345		8
Revenues from sales of products	80,789		69,488
Total revenues	83,134		69,496
Cost of revenues:	(29,726)		(20,000)
Gross profit	53,408		49,496
Pharma research and development services
Revenues:
Revenues from services	30,428		9,846
Revenues from sales of products	0		0
Total revenues	30,428		9,846
Cost of revenues:	(21,803)		(6,064)
Gross profit	¥ 8,625		¥ 3,782